SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Apr. 03, 2017 shares	Apr. 03, 2016 shares	Apr. 03, 2015 USD ($) shares	Nov. 11, 2014 shares	Apr. 03, 2014 USD ($) $ / shares shares	Feb. 28, 2017 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Sep. 16, 2013 $ / shares	Jan. 31, 2013 $ / shares	Nov. 28, 2012 shares	Sep. 22, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							682,435	1,115,807	615,624
Total intrinsic value of options exercised | ¥							¥ 210,265	¥ 141,040	¥ 235,831
Non-vested shares granted							129,835	20,000	25,000
Non-vested shares granted, aggregate value | $			$ 250
Unrecognized stock option compensation expense | ¥							¥ 59,273
Unrecognized stock option compensation expense, period for recognition							1 year 8 months 19 days
Unrecognized non-vested shares compensation expense | ¥							¥ 6,845
Unrecognized non-vested shares compensation expense, period for recognition							7 years 5 months 16 days
Fair value of vested restricted shares | ¥							¥ 1,652	¥ 2,316
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares													$ 0.058	$ 0.058	$ 0.89
Vesting period							2 months 1 day	6 months	1 year
Share price | $ / shares													13.56	9.99	9.28
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares													4.36	4.36	4.36
Vesting period							4 years	4 years	4 years
Share price | $ / shares													$ 18.04	$ 16.54	$ 12.85
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						8 years
Non-vested shares granted						28,475
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						9 years
Non-vested shares granted						87,325
Indipendent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Non-vested shares granted	13,335	20,000				700
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											2,029,386	124,000
Expiration period							10 years
Fair Value of Ordinary Share by Valuation | $ / shares												$ 0.63					$ 3.75
February 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										1,805,784
Fair Value of Ordinary Share by Valuation | $ / shares										$ 8.60
April 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares					$ 9
Non-vested shares granted			25,000		27,780
Non-vested shares granted, aggregate value | $			$ 250		$ 250
September 16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											30,000
September 16 [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											25.00%
September 16 [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											75.00%
September 16, Second Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											458,424
Fair Value of Ordinary Share by Valuation | $ / shares																$ 5.69
September 16, Second Issuance [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											25.00%
September 16, Second Issuance [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											75.00%
September 26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												1,533,020
Fair Value of Ordinary Share by Valuation | $ / shares												$ 0.83
November 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares granted				1,944
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																		8,184,990	6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized										1,833,696